Initial Public Offering	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 4 — Initial Public Offering

Pursuant to the IPO, the Company sold 9,775,000 Public Units at $10.00 per Public Unit (with the underwriters’ over-allotment option exercised in full) on June 21, 2022, generating gross proceeds of $97,750,000. Each Public Unit has an offering price of $10.00 and consists of one share of the Class A Common Stock, one Warrant and one Right. The Warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

All of the 9,775,000 Public Shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

The Company’s redeemable common stock is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of September 30, 2023, and December 31, 2022, the common stock reflected on the balance sheet is reconciled in the following table.

	As of September 30, 2023	As of December 31, 2022
Gross proceeds	$97,750,000	$97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)	(1,270,750)
Offering costs of Public Units	(5,824,123)	(5,824,123)
Redemption	(50,225,065)	—
Plus:
Accretion of carrying value to redemption value	13,830,136	10,472,899
Common stock subject to possible redemption	$53,204,498	$100,072,326

Note 4 — Initial Public Offering

Pursuant to the IPO, the Company sold 9,775,000 Public Units at $10.00 per Public Unit (with the underwriters’ over-allotment option exercised in full) on June 21, 2022, generating gross proceeds of $97,750,000. Each Public Unit has an offering price of $10.00 and consists of one share of the Class A Common Stock, one Warrant and one Right. The Warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the IPO and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

All of the 9,775,000 Public Shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

The Company’s redeemable common stock is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of December 31, 2022, the common stock reflected on the balance sheet are reconciled in the following table.

As of December 31, 2022
(Restated)
Gross proceeds	$97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)
Offering costs of Public Units	(5,824,123)
Plus:
Accretion of carrying value to redemption value	10,472,899
Common stock subject to possible redemption	$100,072,326